Quarterly Report
May 31, 2019
MFS®  Blended Research®
Emerging Markets Equity Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.0%
Airlines – 1.0%
Korean Airlines Co. Ltd.	1,755	$46,321
Malaysia Airports Holdings Berhad	63,000	110,350
Zhejiang Expressway Co. Ltd., “H”	46,000	48,056
		$204,727
Alcoholic Beverages – 1.2%
Ambev S.A.	18,900	$84,531
China Resources Beer Holdings Co. Ltd.	14,000	61,056
Kweichow Moutai Co., Ltd., “A”	700	90,250
		$235,837
Apparel Manufacturers – 1.0%
Cia.Hering S.A.	5,875	$44,003
Feng Tay Enterprises Co. Ltd.	16,000	120,393
Makalot Industrial Co. Ltd.	7,000	45,832
		$210,228
Automotive – 1.8%
Kia Motors Corp.	7,564	$249,931
Mahindra & Mahindra Ltd.	13,004	120,736
		$370,667
Brokerage & Asset Managers – 0.7%
Bolsa Mexicana de Valores S.A. de C.V.	29,300	$53,431
GF Securities Co. Ltd.	36,200	41,157
Yuanta Financial Holding Co. Ltd.	97,000	54,365
		$148,953
Business Services – 1.2%
Cognizant Technology Solutions Corp., “A”	1,167	$72,272
Infosys Ltd.	17,119	180,764
		$253,036
Computer Software - Systems – 2.0%
Hon Hai Precision Industry Co. Ltd.	69,000	$160,684
Mindtree Ltd.	6,757	94,813
Tech Mahindra Ltd.	13,675	149,389
		$404,886
Conglomerates – 0.4%
CITIC Pacific Ltd.	56,000	$75,887
Construction – 1.9%
Anhui Conch Cement Co. Ltd.	27,000	$157,205
China Resources Cement Holdings Ltd.	178,000	153,978
Taiwan Cement Corp.	61,000	82,781
		$393,964
Consumer Products – 0.5%
Hindustan Unilever Ltd.	3,843	$98,624
Consumer Services – 1.1%
Localiza Rent a Car S.A.	23,000	$222,969
Electrical Equipment – 0.2%
Advantech Co. Ltd.	6,000	$50,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.6%
AU Optronics Corp.	127,000	$37,362
Innolux Display Corp.	239,000	56,365
Samsung Electronics Co. Ltd.	26,328	934,577
Silicon Motion Technology Corp., ADR	1,205	45,922
Taiwan Semiconductor Manufacturing Co. Ltd.	126,000	933,269
Yageo Corp.	8,000	65,639
Zhen Ding Technology Holding Ltd.	28,000	81,771
		$2,154,905
Energy - Independent – 1.5%
CNOOC Ltd.	185,000	$300,761
Energy - Integrated – 4.4%
China Petroleum & Chemical Corp.	448,000	$297,859
LUKOIL PJSC, ADR	5,643	452,734
Petrobras	4,800	34,533
PetroChina Co. Ltd.	208,000	115,994
		$901,120
Engineering - Construction – 1.1%
China Communications Construction Co. Ltd.	76,000	$67,480
GS Engineering & Construction Corp.	1,771	59,622
Promotora y Operadora de Infraestructura S.A.B. de C.V.	10,920	106,315
		$233,417
Food & Beverages – 1.7%
AVI Ltd.	22,050	$135,772
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,052	97,899
JBS S.A.	19,729	109,909
		$343,580
Gaming & Lodging – 1.1%
Genting Berhad	148,100	$225,834
General Merchandise – 1.6%
Lojas Renner S.A.	23,510	$263,862
Mr Price Group Ltd.	3,887	52,609
		$316,471
Health Maintenance Organizations – 0.4%
Qualicorp S.A.	16,100	$82,676
Insurance – 4.4%
AIA Group Ltd.	17,000	$159,262
China Pacific Insurance Co. Ltd.	74,000	273,198
Fubon Financial Holding Co. Ltd.	109,000	148,868
Samsung Fire & Marine Insurance Co. Ltd.	1,089	247,812
Shin Kong Financial Holding Co. Ltd.	213,569	59,226
		$888,366
Internet – 10.3%
Alibaba Group Holding Ltd., ADR (a)	5,050	$753,763
Autohome, Inc., ADR (a)	451	38,741
Baidu, Inc., ADR (a)	414	45,540
NAVER Corp.	1,359	126,897
Tencent Holdings Ltd.	27,400	1,136,305
		$2,101,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.4%
Doosan Bobcat, Inc.	8,057	$227,996
Far Eastern New Century Corp.	36,000	37,270
PT United Tractors Tbk	88,900	157,899
Sinotruk Hong Kong Ltd.	66,000	124,732
Weichai Power Co. Ltd., “H”	99,000	150,009
		$697,906
Major Banks – 7.5%
ABSA Group Ltd.	22,510	$261,165
Bank of China Ltd.	370,000	153,054
China Construction Bank	676,000	533,404
FirstRand Ltd.	20,528	94,162
Industrial & Commercial Bank of China, “H”	542,000	386,301
Nedbank Group Ltd.	5,792	104,203
		$1,532,289
Medical & Health Technology & Services – 0.7%
Life Healthcare Group Holdings Ltd.	30,078	$47,803
Sinopharm Group Co. Ltd., “H”	23,600	88,411
		$136,214
Metals & Mining – 3.0%
Alrosa PJSC	31,000	$41,780
Kumba Iron Ore Ltd.	3,627	110,068
MMC Norilsk Nickel PJSC, ADR	3,862	80,638
POSCO	1,006	199,793
Tata Steel Ltd.	18,240	127,801
Vedanta Ltd.	20,712	47,715
		$607,795
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	20,000	$95,796
Network & Telecom – 0.2%
VTech Holdings Ltd.	4,900	$40,627
Oil Services – 0.5%
Star Petroleum Refining PLC, “A”	330,300	$97,585
Other Banks & Diversified Financials – 10.2%
Abu Dhabi Commercial Bank	49,451	$120,901
Agricultural Bank of China Ltd., “H”	185,000	79,159
Banco Macro S.A., ADR	1,723	85,943
China CITIC Bank Corp. Ltd., “H”	136,000	77,088
Credicorp Ltd.	999	223,576
Hacı Ömer Sabancı Holding A.S.	25,325	33,691
Hana Financial Group, Inc.	3,857	117,286
HDFC Bank Ltd., ADR	1,618	200,891
Industrial Bank of Korea	7,140	82,886
Kasikornbank Co. Ltd.	43,100	255,352
Komercni Banka A.S.	4,408	166,376
PT Bank Central Asia Tbk	69,600	141,907
REC Ltd.	43,229	89,663
Sberbank of Russia PJSC, ADR	23,702	339,849
Turkiye Garanti Bankasi A.S. (a)	43,805	59,511
		$2,074,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.0%
Aurobindo Pharma Ltd.	9,865	$95,180
China Resources Pharmaceutical Group Ltd.	35,500	46,370
Divi's Laboratories Ltd.	1,777	40,601
Dr. Reddy's Laboratories Ltd.	1,954	75,096
Genomma Lab Internacional S.A., “B” (a)	48,028	40,434
Luye Pharma Group Ltd.	87,530	65,631
SSY Group Ltd.	48,000	38,034
		$401,346
Precious Metals & Minerals – 0.3%
Harmony Gold, ADR (a)	29,234	$52,037
Real Estate – 3.3%
Atrium European Real Estate Ltd.	23,757	$87,848
Concentradora Fibra Danhos S.A. de C.V., REIT	38,178	46,732
Country Garden Holdings Co. Ltd.	80,000	107,774
Fibra Uno Administracion S.A. de C.V., REIT	135,472	173,844
Longfor Properties	56,000	204,704
PLA Administradora Industrial, S. de R.L. de C.V., REIT	32,254	49,273
		$670,175
Restaurants – 0.8%
Yum China Holdings, Inc.	4,038	$161,560
Specialty Chemicals – 1.6%
Asian Paints Ltd.	6,581	$132,892
PTT Global Chemical PLC	96,100	184,472
		$317,364
Specialty Stores – 0.9%
Fila Korea Ltd.	2,949	$192,166
Telecommunications - Wireless – 1.3%
China Mobile Ltd.	19,000	$165,896
Mobile TeleSystems PJSC, ADR	5,145	40,234
PLDT, Inc.	2,655	68,715
		$274,845
Telephone Services – 4.3%
China Telecom Corp. Ltd.	210,000	$105,542
China Unicom (Hong Kong) Ltd.	98,000	103,162
Hellenic Telecommunications Organization S.A. (a)	16,064	219,837
KT Corp., ADR	6,585	79,283
Naspers Ltd.	1,629	365,153
		$872,977
Tobacco – 1.4%
ITC Ltd.	72,145	$287,890
Utilities - Electric Power – 2.0%
Engie Brasil Energia S.A.	22,500	$265,600
NTPC Ltd.	78,589	150,262
		$415,862
Total Common Stocks		$19,146,836

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 4.6%
Electronics – 0.6%
Samsung Electronics Co. Ltd.	4,017	$116,801
Food & Drug Stores – 1.4%
Cia Brasileira de Distribuicao	12,800	$284,481
General Merchandise – 0.2%
Lojas Americanas S.A.	11,700	$48,124
Major Banks – 1.0%
Banco Bradesco S.A.	20,776	$195,903
Telephone Services – 1.2%
Telefonica Brasil S.A	19,100	$233,885
Utilities - Electric Power – 0.2%
Companhia Paranaense de Energia	3,700	$45,261
Total Preferred Stocks		$924,455
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 2.46% (v)	370,625	$370,624

Other Assets, Less Liabilities – (0.4)%		(73,266)
Net Assets – 100.0%		$20,368,649
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $370,624 and $20,071,291, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,551,516	$4,792,343	$—	$6,343,859
South Korea	805,023	1,876,347	—	2,681,370
Taiwan	166,064	1,813,850	—	1,979,914
Brazil	1,915,735	—	—	1,915,735
India	1,274,274	618,043	—	1,892,317
South Africa	627,885	595,087	—	1,222,972
Russia	120,873	834,363	—	955,236
Mexico	567,928	—	—	567,928
Thailand	255,352	282,056	—	537,408
Other Countries	1,755,778	218,774	—	1,974,552
Mutual Funds	370,624	—	—	370,624
Total	$9,411,052	$11,030,863	$—	$20,441,915
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$224,182	$6,800,488	$6,653,973	$(73)	$—	$370,624
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,960	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
China	31.1%
South Korea	13.2%
Taiwan	9.7%
Brazil	9.4%
India	9.3%
South Africa	6.0%
Russia	4.7%
Mexico	2.8%
Thailand	2.6%
Other Countries	11.2%